Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, net of accumulated depreciation (in Dollars)	$ 4,330	$ 2,714	$ 1,262
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	101,386,973	96,546,611	7,345,733
Common stock, shares outstanding	101,386,800	96,546,611	7,345,733
Common stock, in treasury	173	0
Class C Convertible Preferred Units
Preference shares, shares authorized		0	13,400,000
Preference shares, shares issued		0	5,365,566
Preference shares, shares outstanding		0	5,365,566
Liquidation preference value (in Dollars)		$ 0	$ 11,879,116
Class D Convertible Preferred Units
Preference shares, shares authorized		0	94,550,000
Preference shares, shares issued		0	42,286,068
Preference shares, shares outstanding		0	42,286,068
Liquidation preference value (in Dollars)		$ 0	$ 357,724,977